Deferred income tax assets and liabilities (Narrative) (Detail) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred income tax assets and liabilities [line items]
Deferred tax liabilities	¥ 3,866,159,000	¥ 4,566,680,000	[1]
Temporary differences relating to interest in equity method investees [member]
Disclosure of deferred income tax assets and liabilities [line items]
Taxable temporary differences	3,080,000,000	2,950,000,000
Deferred tax liabilities	0	0
Temporary differences relating to the undistributed profit of a wholly-owned foreign subsidiary [member]
Disclosure of deferred income tax assets and liabilities [line items]
Taxable temporary differences	2,530,000,000	3,060,000,000
Deferred tax liabilities	¥ 0	¥ 0

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).